Business Combination - Schedule of Unaudited Pro-Forma (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unaudited Pro-Forma [Abstract]
Revenues	$ 60,703	$ 89,844
Net loss	$ (36,035)	$ (21,599)